UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
Asset-Backed Securities — 5.9%
321 Henderson Receivables I LLC,
Series 2010-3A, Class A, 3.82%,
12/15/48 (a)	USD	4,529	$4,622,240
American Airlines Pass-Through
Trust, Series 2011-2, Class A,
8.63%, 10/15/21 (b)		871	915,064
AmeriCredit Automobile
Receivables Trust, Series 2012-
2, Class D, 3.38%, 4/09/18		1,990	1,996,959
Capital One Multi-Asset Execution
Trust, Series 4-3C, 6.63%,
4/19/17 (c)	GBP	2,650	4,178,051
Conseco Financial Corp., Series
1995-5, Class M1, 7.65%,
9/15/26 (c)	USD	795	811,949
Countrywide Asset-Backed Certificates (c):
Series 2007-10, Class 2A1,
0.29%, 6/25/47		843	833,044
Series 2007-12, Class 2A1,
0.59%, 8/25/47		1,270	1,252,179
Series 2007-6, Class 2A1,
0.34%, 9/25/37		19	18,580
Series 2007-7, Class 2A2,
0.40%, 10/25/47		3,230	2,961,813
CSAM Funding, Series 2A, Class
B1, 7.05%, 10/15/16		750	755,850
Ford Credit Floorplan Master Owner
Trust:
Series 2010-5, Class C,
2.07%, 9/15/15 (a)		890	895,044
Series 2011-2, Class C,
2.37%, 9/15/15		1,125	1,125,697
Series 2011-2, Class D,
2.86%, 9/15/15		1,145	1,145,623
Fraser Sullivan CLO Ltd., Series
2012-7A, Class C, 4.47%,
4/20/23 (a)(c)		1,090	968,465
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.83%,
10/27/20 (c)		1,330	1,083,950
Goldentree Loan Opportunities VI
Ltd., Series 2012-6A, Class D,
4.61%, 4/17/22 (a)(c)		1,500	1,387,050
GSAA Trust, Series 2007-3, Class
1A2, 0.41%, 3/25/47 (c)		3,161	1,221,537
Santander Consumer Acquired
Receivables Trust, Series 2011-
S1A, Class D, 3.15%, 8/15/16 (a)		2,532	2,516,265
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class D,
3.10%, 5/15/17 (a)		1,230	1,226,893
Series 2011-S2A, Class B,
2.06%, 6/15/17 (a)		645	644,880

		Par (000)	Value
Asset-Backed Securities
Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust
(concluded):
Series 2011-S2A, Class C,
2.86%, 6/15/17 (a)	USD	668	$666,948
Series 2012-3, Class D,
3.64%, 5/15/18		2,865	2,867,783
SLC Student Loan Trust, Series
2006-A, Class A4, 0.59%,
1/15/19 (c)		1,169	1,164,333
Spirit Issuer Plc, Series A2, 3.73%,
12/28/31	GBP	1,800	1,858,687
			37,118,884
Interest Only Asset-Backed Securities — 0.3%
Sterling Bank Trust, Series 2004-2,
Class Note, 2.08%, 3/30/30 (a) USD		11,873	905,281
Sterling Coofs Trust, Series 1,
2.36%, 4/15/29		10,799	843,651
			1,748,932
Total Asset-Backed Securities – 6.2%			38,867,816

		Shares
Common Stocks (d)
Auto Components — 1.3%
Delphi Automotive Plc		267,741	7,772,519
Construction & Engineering — 0.0%
USI United Subcontractors		6,116	12,231
Diversified Financial Services — 0.4%
Kcad Holdings I Ltd.		300,277,327	2,380,298
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		51,947	618,169
Travelport Worldwide Ltd.		176,501	88,251
			706,420
Metals & Mining — 0.0%
Euramax International		234	67,773
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (d)		880	26
HMH Holdings/EduMedia (d)		238,664	2,387
			2,413
Total Common Stocks – 1.8%			10,941,654

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 0.4%
Huntington Ingalls Industries, Inc.,
7.13%, 3/15/21	USD	650	$674,375
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17		1,966	2,083,960
			2,758,335
Airlines — 1.4%
Continental Airlines, Inc., 6.75%,
9/15/15 (a)(b)		1,350	1,360,125
Delta Air Lines, Inc., Series 2009-
1, Class B, 9.75%, 6/17/18 (b)		262	280,685
United Air Lines, Inc., 12.75%,
7/15/12 (b)		2,455	2,479,752
US Airways Pass Through Trust:
Series 2011-1, Class C, Series
2011-1, Class C, 10.88%,
10/22/14		1,599	1,646,811
Series 2012-1, Class C,
9.13%, 10/01/15 (e)		2,706	2,706,000
			8,473,373
Auto Components — 0.4%
Baker Corp. International, Inc.,
8.25%, 6/01/19 (a)		240	240,000
Jaguar Land Rover Plc, 8.25%,
3/15/20	GBP	554	837,602
Titan International, Inc., 7.88%,
10/01/17 (b)	USD	1,330	1,376,550
			2,454,152
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (a)	EUR	716	945,094
7.13%, 8/15/18		657	867,217
			1,812,311
Building Products — 0.4%
Building Materials Corp. of America
(a)(b):
7.00%, 2/15/20	USD	1,345	1,412,250
6.75%, 5/01/21		1,030	1,053,175
			2,465,425
Capital Markets — 1.1%
American Capital Ltd., 7.96%,
12/31/13 (e)		1,675	1,679,707
Deutsche Bank AG, 1.67%,
3/09/17	EUR	816	871,258
E*Trade Financial Corp.:
12.50%, 11/30/17	USD	2,515	2,885,962
2.36%, 8/31/19 (a)(f)(g)		249	210,094
SteelRiver Transmission Co. LLC,
4.71%, 6/30/17 (a)		1,224	1,272,021
			6,919,042

		Par (000)	Value
Corporate Bonds
Chemicals — 2.7%
American Pacific Corp., 9.00%,
2/01/15	USD	1,100	$1,094,500
Celanese US Holdings LLC, 5.88%,
6/15/21 (b)		805	839,212
Hexion US Finance Corp.:
6.63%, 4/15/20 (a)		755	764,437
9.00%, 11/15/20		735	641,288
Huntsman International LLC,
8.63%, 3/15/21		655	733,600
Ineos Finance Plc (a):
8.38%, 2/15/19 (b)		1,665	1,710,787
7.50%, 5/01/20		1,015	1,004,850
Ineos Group Holdings Plc, 8.50%,
2/15/16 (a)		345	311,363
Kinove German Bondco GmbH,
9.63%, 6/15/18 (a)		1,000	1,022,500
LyondellBasell Industries NV,
5.75%, 4/15/24 (a)(b)		2,520	2,583,000
Nova Chemicals Corp., 8.38%,
11/01/16 (b)		5,500	6,056,875
			16,762,412
Commercial Banks — 2.4%
CIT Group, Inc. (b):
5.25%, 4/01/14 (a)		3,614	3,677,245
4.75%, 2/15/15 (a)		2,409	2,396,955
5.00%, 5/15/17		890	874,425
5.50%, 2/15/19 (a)		2,040	1,983,900
HSBC Bank Plc, 3.10%, 5/24/16
(a)(b)		2,560	2,640,361
HSBC Holdings Plc, 6.25%,
3/19/18	EUR	1,000	1,352,672
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,238,627
Regions Financial Corp., 4.88%,
4/26/13 (b)	USD	907	920,605
			15,084,790
Commercial Services & Supplies — 1.0%
ARAMARK Corp., 8.50%, 2/01/15		980	1,003,285
ARAMARK Holdings Corp., 8.63%,
5/01/16 (a)(h)		890	910,034
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)		63	60,480
Covanta Holding Corp., 6.38%,
10/01/22 (b)		1,130	1,171,673
Iron Mountain, Inc., 7.75%,
10/01/19 (b)		610	649,650
Mead Products LLC/ACCO Brands
Corp., 6.75%, 4/30/20 (a)		600	616,500
Mobile Mini, Inc., 7.88%,
12/01/20 (b)		915	960,750
Verisure Holding AB:
8.75%, 9/01/18	EUR	526	609,749
8.75%, 12/01/18		221	228,178
West Corp., 8.63%, 10/01/18	USD	165	172,012
			6,382,311

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Communications Equipment — 0.2%
Avaya, Inc., 9.75%, 11/01/15 (b)	USD	510	$420,750
Hughes Satellite Systems Corp.,
6.50%, 6/15/19 (b)		850	862,750
			1,283,500
Construction Materials — 0.4%
HD Supply, Inc., 8.13%, 4/15/19
(a)(b)		2,400	2,502,000
Consumer Finance — 1.0%
Ford Motor Credit Co. LLC (b):
7.80%, 6/01/12		1,665	1,665,000
3.88%, 1/15/15		2,475	2,578,119
7.00%, 4/15/15		400	449,000
Hyundai Capital America, 3.75%,
4/06/16 (a)(b)		1,285	1,318,799
			6,010,918
Containers & Packaging — 0.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (a)	EUR	587	747,601
7.38%, 10/15/17		100	127,359
Berry Plastics Corp.:
4.34%, 9/15/14 (c)	USD	700	685,125
8.25%, 11/15/15 (b)		490	518,175
9.75%, 1/15/21		670	696,800
Beverage Packaging Holdings
Luxembourg II SA, 8.00%,
12/15/16	EUR	223	242,651
Sealed Air Corp., 8.38%, 9/15/21
(a)(b)	USD	295	324,500
			3,342,211
Diversified Financial Services — 4.7%
Ally Financial, Inc. (b):
8.30%, 2/12/15		2,460	2,632,200
7.50%, 9/15/20		1,630	1,788,925
8.00%, 11/01/31		2,140	2,407,500
8.00%, 11/01/31		950	1,061,781
Banque Paribas, 6.95%, 7/22/13 (b)		2,100	2,165,262
CNG Holdings, Inc., 9.38%,
5/15/20 (a)		700	703,500
DPL, Inc., 7.25%, 10/15/21 (a)(b)		255	277,312
The Goldman Sachs Group, Inc. (b):
5.13%, 1/15/15		3,515	3,623,322
3.30%, 5/03/15		3,285	3,237,305
Intesa Sanpaolo SpA, 2.38%,
12/21/12 (b)		3,335	3,237,748
Morgan Stanley (b):
5.25%, 11/02/12		795	804,424
5.30%, 3/01/13		825	841,500
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	165	209,633
7.13%, 4/15/19 (a)(b)	USD	1,990	2,044,725
9.88%, 8/15/19 (a)		1,855	1,850,362
6.88%, 2/15/21 (a)(b)		1,475	1,497,125
8.50%, 2/15/21 (a)		220	204,050

		Par (000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
SLM Corp., Series A, 5.00%,
10/01/13	USD	150	$153,188
WMG Acquisition Corp., 9.50%,
6/15/16 (a)		280	298,900
			29,038,762
Diversified Telecommunication Services — 1.5%
ITC Deltacom, Inc., 10.50%,
4/01/16		1,350	1,420,875
Level 3 Financing, Inc.:
4.51%, 2/15/15 (b)(c)		1,725	1,643,063
8.13%, 7/01/19		3,083	3,083,000
Qwest Communications
International, Inc., 8.00%,
10/01/15 (b)		2,500	2,640,762
Windstream Corp., 8.13%,
8/01/13		590	620,975
			9,408,675
Electronic Equipment, Instruments & Components — 1.2%
Agilent Technologies, Inc., 4.45%,
9/14/12 (b)		7,325	7,397,876
Energy Equipment & Services — 1.8%
Calfrac Holdings LP, 7.50%,
12/01/20 (a)(b)		1,105	1,038,700
Compagnie Générale de Géophysique
Veritas:
7.75%, 5/15/17		330	339,900
6.50%, 6/01/21		2,115	2,072,700
Frac Tech Services LLC, 8.13%,
11/15/18 (a)(b)		1,690	1,673,100
Gulfmark Offshore, Inc., 6.38%,
3/15/22 (a)		185	185,925
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20 (a)		375	367,500
Key Energy Services, Inc., 6.75%,
3/01/21 (b)		1,040	1,043,900
Oil States International, Inc.,
6.50%, 6/01/19 (b)		725	748,563
Peabody Energy Corp., 6.25%,
11/15/21 (a)(b)		2,085	2,079,787
Transocean, Inc., (b)
4.95%, 11/15/15		1,040	1,122,827
5.05%, 12/15/16		180	196,548
6.00%, 3/15/18		230	259,188
			11,128,638
Food & Staples Retailing — 0.1%
Bakkavor Finance 2 Plc, 8.25%,
2/15/18	GBP	105	131,888
Rite Aid Corp., 9.25%, 3/15/20 (a)	USD	615	588,863
			720,751
Food Products — 0.2%
Constellation Brands, Inc., 6.00%,
5/01/22 (b)		660	701,250

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Food Products (concluded)
Post Holdings, Inc., 7.38%,
2/15/22 (a)(b)	USD	370	$376,475
			1,077,725
Gas Utilities — 0.3%
Florida Gas Transmission Co. LLC,
4.00%, 7/15/15 (a)(b)		2,000	2,110,672
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb, Inc., 9.88%,
11/01/15		170	178,075
Biomet, Inc., 10.38%, 10/15/17 (h)		1,165	1,239,997
CareFusion Corp., 5.13%, 8/01/14 (b)		3,000	3,226,041
DJO Finance LLC:
10.88%, 11/15/14		587	597,272
8.75%, 3/15/18 (a)		300	301,500
7.75%, 4/15/18		540	436,050
Fresenius Medical Care US
Finance II, Inc., 5.63%, 7/31/19
(a)(b)		960	952,800
Teleflex, Inc., 6.88%, 6/01/19 (b)		675	715,500
			7,647,235
Health Care Providers & Services — 2.7%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		645	670,800
7.75%, 2/15/19 (a)		350	360,500
Crown Newco 3 Plc, 7.00%,
2/15/18	GBP	541	794,184
HCA, Inc. (b):
6.50%, 2/15/20	USD	2,845	3,005,031
5.88%, 3/15/22		4,210	4,178,425
IASIS Healthcare LLC, 8.38%,
5/15/19		1,375	1,292,500
Omnicare, Inc., 7.75%, 6/01/20 (b)		1,135	1,245,663
Tenet Healthcare Corp.:
10.00%, 5/01/18 (b)		3,032	3,456,480
8.88%, 7/01/19		395	439,438
United Surgical Partners
International, Inc., 9.00%,
4/01/20 (a)		590	612,125
Vanguard Health Holding Co. II
LLC, 7.75%, 2/01/19 (a)		800	784,000
			16,839,146
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18
(a)(b)		4,300	5,031,000
Hotels, Restaurants & Leisure — 2.9%
Affinity Gaming LLC/Affinity
Gaming Finance Corp., 9.00%,
5/15/18 (a)		330	330,000
Caesars Entertainment Operating
Co., Inc., 11.25%, 6/01/17		300	318,750

		Par (000)	Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
Caesars Operating Escrow LLC.,
8.50%, 2/15/20 (a)(b)	USD	1,400	$1,394,750
Carlson Wagonlit BV, 6.88%,
6/15/19 (a)		370	368,150
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	2,232	2,628,129
6.88%, 2/15/21		2,070	2,312,956
Gategroup Finance Luxembourg
SA, 6.75%, 3/01/19	EUR	290	350,517
Spirit Issuer Plc (c):
1.58%, 12/28/28	GBP	3,325	3,279,674
5.47%, 12/28/34		4,500	4,993,488
Travelport LLC, 6.47%, 12/01/16
(a)(h)	USD	946	683,502
Tropicana Entertainment LLC,
9.63%, 12/15/14 (d)(i)		375	—
Wynn Las Vegas LLC, 5.38%,
3/15/22 (a)(b)		1,410	1,365,938
			18,025,854
Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%,
10/15/17		2,325	2,505,188
Berkline/Benchcraft LLC, 4.50%,
11/03/12 (d)(i)		200	—
Libbey Glass, Inc., 6.88%,
5/15/20 (a)		250	250,625
Spie BondCo 3 SCA, 11.00%,
8/15/19	EUR	348	407,711
Standard Pacific Corp., 8.38%,
1/15/21	USD	2,400	2,568,000
			5,731,524
Independent Power Producers & Energy Traders — 2.8%
AES Corp.:
7.75%, 10/15/15 (b)		2,440	2,708,400
9.75%, 4/15/16 (b)		710	832,475
7.38%, 7/01/21 (a)		185	199,800
Calpine Corp. (a)(b):
7.25%, 10/15/17		405	427,275
7.50%, 2/15/21		530	553,850
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		2,805	2,980,312
Energy Future Intermediate Holding Co.
LLC (b):
10.00%, 12/01/20		5,970	6,432,675
11.75%, 3/01/22 (a)		1,495	1,524,900
Laredo Petroleum, Inc.:
9.50%, 2/15/19		655	727,050
7.38%, 5/01/22 (a)		590	603,275
QEP Resources, Inc., 5.38%,
10/01/22 (b)		476	465,290
			17,455,302
Industrial Conglomerates — 1.5%
Sequa Corp. (a):
11.75%, 12/01/15		2,950	3,130,688

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Industrial Conglomerates (concluded)
Sequa Corp. (a) (concluded):
13.50%, 12/01/15	USD	5,870	$6,229,536
			9,360,224
Insurance — 1.9%
Allied World Assurance Co.
Holdings, Ltd., 7.50%, 8/01/16 (b)		3,000	3,462,669
American International Group, Inc.,
3.00%, 3/20/15 (b)		3,120	3,150,723
CNO Financial Group, Inc., 9.00%,
1/15/18 (a)(b)		2,353	2,494,180
Forethought Financial Group, Inc.,
8.63%, 4/15/21 (a)(b)		750	779,479
Genworth Financial, Inc., 7.63%,
9/24/21 (b)		990	960,754
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18 (a)		595	511,700
Muenchener Rueckversicherungs
AG, 6.00%, 5/26/41 (c)	EUR	400	474,683
			11,834,188
IT Services — 0.6%
Epicor Software Corp., 8.63%,
5/01/19	USD	1,260	1,263,150
First Data Corp.:
7.38%, 6/15/19 (a)(b)		1,175	1,175,000
8.25%, 1/15/21 (a)		90	87,300
12.63%, 1/15/21		1,018	959,465
			3,484,915
Machinery — 0.7%
UR Financing Escrow Corp. (a):
5.75%, 7/15/18 (b)		1,244	1,265,770
7.38%, 5/15/20		805	825,125
7.63%, 4/15/22		2,518	2,574,655
			4,665,550
Media — 6.2%
AMC Networks, Inc., 7.75%,
7/15/21 (a)(b)		525	582,750
CCH II LLC, 13.50%, 11/30/16		4,106	4,598,763
CCO Holdings LLC, 7.88%,
4/30/18 (b)		1,095	1,174,387
Cengage Learning Acquisitions,
Inc., 11.50%, 4/15/20 (a)		1,000	997,500
Checkout Holding Corp., 7.65%,
11/15/15 (a)(f)		1,570	612,300
Clear Channel Communications,
Inc., 9.00%, 3/01/21		1,045	898,700
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		933	998,310
7.63%, 3/15/20 (a)		2,860	2,731,300
Series B, 9.25%, 12/15/17 (b)		5,007	5,382,525
DIRECTV Holdings LLC, 3.13%,
2/15/16 (b)		3,000	3,122,829
DISH DBS Corp. (b):
7.00%, 10/01/13		1,267	1,336,685

		Par (000)	Value
Corporate Bonds
Media (concluded)
DISH DBS Corp. (b)(concluded):
7.13%, 2/01/16	USD	200	$214,000
5.88%, 7/15/22 (a)		795	775,125
Intelsat Jackson Holdings SA,
7.25%, 10/15/20 (a)		1,950	1,935,375
Intelsat Luxemburg SA:
11.25%, 2/04/17		360	353,700
11.50%, 2/04/17 (h)		280	275,100
Interactive Data Corp., 10.25%,
8/01/18		2,210	2,447,575
Lamar Media Corp., 5.88%,
2/01/22 (a)(b)		675	679,219
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)(b)		1,445	1,575,050
ProQuest LLC, 9.00%, 10/15/18 (a)		600	516,000
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(d)(g)(i)		3,454	1,727
Truven Health Analytics, Inc.,
10.63%, 6/01/20 (a)(j)		540	531,900
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (a)(b)		4,090	4,314,950
7.50%, 3/15/19		1,440	1,519,222
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (b)		1,000	1,090,000
			38,664,992
Metals & Mining — 1.9%
Eco-Bat Finance Plc, 7.75%,
2/15/17	EUR	495	590,645
FMG Resources August 2006 Property
Ltd. (a):
6.88%, 2/01/18	USD	615	604,238
6.88%, 4/01/22 (b)		1,135	1,092,438
Global Brass and Copper, Inc.,
9.50%, 6/01/19 (a)(j)		695	701,950
Kaiser Aluminum Corp., 8.25%,
6/01/20 (a)(b)		510	512,550
New Gold, Inc., 7.00%, 4/15/20 (a)		175	178,500
New World Resources NV, 7.88%,
5/01/18	EUR	995	1,134,968
Novelis, Inc., 8.75%, 12/15/20 (b)	USD	3,875	4,097,812
Schmolz + Bickenbach
Luxembourg SA, 9.88%,
5/15/19	EUR	365	433,270
Xstrata Canada Financial Corp.,
2.85%, 11/10/14 (a)(b)	USD	2,450	2,507,009
			11,853,380
Oil, Gas & Consumable Fuels — 7.0%
Alpha Natural Resources, Inc. (b):
6.00%, 6/01/19		305	272,975
6.25%, 6/01/21		835	743,150
Berry Petroleum Co., 6.38%,
9/15/22		485	494,700

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets Plc, 5.25%,
11/07/13 (b)	USD	6,000	$6,362,148
CCS, Inc., 11.00%, 11/15/15 (a)		1,310	1,355,850
Chaparral Energy, Inc., 7.63%,
11/15/22 (a)		305	311,863
Chesapeake Energy Corp. (b):
6.88%, 11/15/20		405	383,738
6.13%, 2/15/21		620	582,800
Chesapeake Midstream Partners
LP, 6.13%, 7/15/22 (b)		510	484,500
Chesapeake Oilfield Operating LLC,
6.63%, 11/15/19 (a)		5	4,325
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)(b)		274	291,810
Concho Resources, Inc., 5.50%,
10/01/22 (b)		560	550,200
Consol Energy, Inc., 8.25%,
4/01/20 (b)		2,150	2,150,000
Crosstex Energy LP, 8.88%,
2/15/18		135	141,750
Denbury Resources, Inc., 8.25%,
2/15/20		71	76,680
Everest Acquisition LLC/Everest
Acquisition Finance, Inc. (a):
6.88%, 5/01/19		455	466,375
9.38%, 5/01/20		345	353,625
Forest Oil Corp., 8.50%, 2/15/14		125	131,250
Holly Energy Partners LP, 6.50%,
3/01/20 (a)		215	213,925
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18 (b)		3,215	3,746,337
Kodiak Oil & Gas Corp., 8.13%,
12/01/19 (a)		1,045	1,076,350
Linn Energy LLC:
6.25%, 11/01/19 (a)		2,400	2,286,000
8.63%, 4/15/20		515	545,900
7.75%, 2/01/21		695	710,637
Oasis Petroleum, Inc.:
7.25%, 2/01/19		475	489,250
6.50%, 11/01/21		410	410,000
Offshore Group Investments Ltd.:
11.50%, 8/01/15 (a)		560	596,400
11.50%, 8/01/15		445	473,925
OGX Petroleo e Gas Participacoes SA (a):
8.50%, 6/01/18 (b)		7,230	6,958,875
8.38%, 4/01/22		805	762,737
PetroBakken Energy Ltd., 8.63%,
2/01/20 (a)		1,760	1,786,400
Petrohawk Energy Corp., 7.25%,
8/15/18 (b)		740	843,394
Plains Exploration & Production
Co., 6.75%, 2/01/22		110	108,900
Range Resources Corp. (b):
5.75%, 6/01/21		1,735	1,787,050
5.00%, 8/15/22		805	772,800

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Ruby Pipeline LLC, 4.50%,
4/01/17 (a)(b)	USD	1,215	$1,232,730
Samson Investment Co., 9.75%,
2/15/20 (a)		380	378,100
SandRidge Energy, Inc.:
7.50%, 3/15/21		320	310,400
8.13%, 10/15/22 (a)		290	285,650
SESI LLC (b):
6.38%, 5/01/19		755	792,750
7.13%, 12/15/21 (a)		745	812,050
SM Energy Co., 6.50%, 11/15/21		605	618,612
Targa Resources Partners LP,
6.88%, 2/01/21 (b)		690	710,700
			43,867,611
Paper & Forest Products — 0.4%
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)		395	392,038
NewPage Corp., 11.38%,
12/31/14 (d)(i)		3,445	2,135,900
			2,527,938
Pharmaceuticals — 0.7%
Aristotle Holding, Inc., 2.65%,
2/15/17 (a)(b)		2,710	2,759,197
Valeant Pharmaceuticals
International, 6.50%, 7/15/16
(a)(b)		1,260	1,285,200
			4,044,397
Real Estate Investment Trusts (REITs) — 0.5%
Felcor Lodging LP, 6.75%,
6/01/19		1,610	1,614,025
Ventas Realty LP/Ventas Capital
Corp., 4.75%, 6/01/21 (b)		1,300	1,358,673
			2,972,698
Real Estate Management & Development — 1.4%
Punch Taverns Finance Plc, Series
A2R, 6.82%, 7/15/20	GBP	1,230	1,705,831
Realogy Corp.:
11.50%, 4/15/17	USD	215	190,275
12.00%, 4/15/17		225	199,125
7.88%, 2/15/19 (a)(b)		2,865	2,721,750
7.63%, 1/15/20 (a)(b)		1,425	1,464,188
9.00%, 1/15/20 (a)(b)		480	480,000
Shea Homes LP, 8.63%, 5/15/19		1,750	1,824,375
			8,585,544
Road & Rail — 1.2%
Asciano Finance Ltd., 3.13%,
9/23/15 (a)(b)		3,400	3,391,867
Avis Budget Car Rental LLC,
8.25%, 1/15/19		60	62,100
Florida East Coast Railway Corp.,
8.13%, 2/01/17		530	543,250
The Hertz Corp.:
7.50%, 10/15/18		540	562,275

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Road & Rail (concluded)
The Hertz Corp. (concluded):
6.75%, 4/15/19	USD	375	$383,438
6.75%, 4/15/19 (a)		405	414,112
7.38%, 1/15/21		2,160	2,265,300
			7,622,342
Software — 0.3%
Lawson Software, Inc., 9.38%,
4/01/19 (a)		2,060	2,121,800
Specialty Retail — 0.3%
Claire's Stores, Inc., 9.00%,
3/15/19 (a)		605	605,000
Sally Holdings LLC (b):
6.88%, 11/15/19 (a)		920	979,800
5.75%, 6/01/22		425	429,781
			2,014,581
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%,
5/01/22 (a)		380	377,150
Tobacco — 0.5%
Reynolds American, Inc., 7.63%,
6/01/16 (b)		2,500	3,018,408
Transportation Infrastructure — 0.9%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	507,960
Federal Express Corp. 2012 Pass
Through Trust, 2.63%, 1/15/18
(a)(b)		1,468	1,465,169
Penske Truck Leasing Co. LP / PTL
Finance Corp., 3.13%, 5/11/15
(a)(b)		3,372	3,397,779
			5,370,908
Wireless Telecommunication Services — 2.5%
Cricket Communications, Inc.,
7.75%, 5/15/16 (b)		2,250	2,373,750
Crown Castle Towers LLC, 4.52%,
1/15/35 (a)		3,000	3,153,171
Digicel Group Ltd. (a):
8.88%, 1/15/15		720	709,200
9.13%, 1/15/15		2,267	2,232,995
8.25%, 9/01/17		1,335	1,341,675
Sprint Capital Corp., 6.88%,
11/15/28 (b)		1,470	1,091,475
Sprint Nextel Corp. (a)(b):
9.00%, 11/15/18		3,070	3,323,275
7.00%, 3/01/20		1,620	1,632,150
			15,857,691
Total Corporate Bonds – 61.9%			386,108,257

		Par (000)	Value
Floating Rate Loan Interests (c)
Aerospace & Defense — 0.2%
TransDigm, Inc., Term Loan (First
Lien), 4.00%, 2/14/17	USD	1,161	$1,151,333
Airlines — 0.1%
Delta Air Lines, Inc., Credit - New
Term Loan B, 5.50%, 4/20/17		691	687,213
Auto Components — 1.7%
Allison Transmission, Inc., Term
Loan B, 2.74%, 8/07/14		3,027	2,967,957
August LuxUK Holding Co. Sarl,
Luxco Term Loan, 6.25%,
4/27/18		277	277,647
Autoparts Holdings Ltd.:
Term Loan (First Lien), 6.50%,
7/28/17		995	962,662
Term Loan (Second Lien),
10.50%, 1/29/18		1,500	1,357,500
Federal-Mogul Corp., Term Loan B,
2.18%, 12/29/14		1,466	1,378,201
The Goodyear Tire & Rubber
Company, Term Loan (Second
Lien), 4.75%, 4/30/19		2,560	2,478,413
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17		1,335	1,328,325
			10,750,705
Beverages — 0.0%
Le-Nature's, Inc., Tranche B Term
Loan, 0.00%, 3/01/11 (d)(g)(i)		1,000	100
Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.50%,
6/01/17		1,310	1,291,873
Building Products — 1.5%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		1,268	1,252,351
CPG International, Inc., Term Loan
B, 6.00%, 2/18/17		988	950,469
Goodman Global, Inc.:
Initial Term Loan (First Lien),
5.75%, 10/28/16		4,421	4,404,878
Term Loan (Second Lien),
9.00%, 10/30/17		1,145	1,155,191
Momentive Performance Materials,
Inc. (Nautilus), Extended Term
Loan, 3.89%, 5/05/15	EUR	1,512	1,717,510
United Subcontractors, Inc., Term
Loan (First Lien), 4.58%,
6/30/15	USD	157	140,911
			9,621,310
Capital Markets — 0.7%
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/16/16		2,198	2,198,248
Nuveen Investments, Inc.:
(First Lien), Term Loan, 5.97%,
5/13/17		198	194,215

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (c)
Capital Markets (concluded)
Nuveen Investments, Inc. (concluded):
Incremental Term Loan,
7.25%, 5/13/17	USD	790	$788,025
Term Loan, 5.97%, 5/12/17		1,137	1,120,606
			4,301,094
Chemicals — 2.2%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/25/17		995	943,157
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16		1,100	1,099,087
Gentek, Inc., Term Loan B, 5.00% -
5.75%, 10/06/15		563	562,393
Ineos US Finance LLC, 6 year Term
Loan, 6.50%, 5/04/18		4,840	4,740,586
MDI Holdings LLC, Tranche C Term
Loan, 2.58%, 4/11/14	EUR	439	535,527
Nexeo Solutions LLC, Term Loan B,
5.00% - 5.75%, 9/08/17	USD	1,287	1,253,216
PQ Corp., Term Loan B, 3.99%,
7/30/14		2,103	2,017,051
Styron Sarl LLC, Term Loan B,
6.00% - 6.75%, 8/02/17		621	553,585
Tronox Worldwide LLC, Term Loan
B, 4.25%, 2/08/18		782	768,105
Univar, Inc., Term Loan B, 5.00%,
6/30/17		1,031	1,002,055
			13,474,762
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., Term Loan B,
4.25%, 4/30/19		955	954,006
Altegrity, Inc., Tranche D Term
Loan, 7.75%, 2/20/15		3,395	3,366,688
AWAS Finance Luxembourg Sarl,
Term Loan B, 5.25%, 6/10/16		1,097	1,091,820
Delos Aircraft, Inc., Term Loan B2,
4.75%, 4/12/16		1,450	1,448,188
KAR Auction Services, Inc., Term
Loan B, 5.00%, 5/19/17		1,489	1,485,028
Protection One Alarm Monitoring,
Inc., Term Loan, 5.75%,
3/16/19		830	823,426
Synagro Technologies, Inc., Term
Loan B, 2.24%, 4/02/14		1,138	992,545
Volume Services America, Inc.,
Term Loan B, 10.50% - 11.75%,
9/16/16		2,561	2,546,069
			12,707,770
Communications Equipment — 1.7%
Avaya, Inc.:
Term Loan B1, 3.22%,
10/24/14		1,369	1,289,169

		Par (000)	Value
Floating Rate Loan Interests (c)
Communications Equipment (concluded)
Avaya, Inc. (concluded):
Term Loan B3, 4.97%,
10/26/17	USD	628	$553,728
CommScope, Inc., Term Loan B,
4.25%, 1/12/18		1,238	1,228,986
Telesat Canada, Term Loan A,
4.38%, 3/24/17	CAD	3,940	3,671,637
Telesat LLC, Term Loan B, 4.25%,
3/26/19	USD	3,725	3,675,122
			10,418,642
Construction & Engineering — 0.6%
Safway Services LLC, First Out
Tranche Loan, 9.00%, 12/16/17		3,750	3,750,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		2,340	2,349,360
Consumer Finance — 0.1%
Springleaf Finance Corp., Term
Loan, 5.50%, 5/10/17		925	852,924
Containers & Packaging — 0.1%
Sealed Air Corp., Term Loan B,
4.75%, 10/03/18		609	609,607
Diversified Consumer Services — 1.7%
Coinmach Service Corp., Term
Loan B, 3.24%, 11/20/14		4,560	4,240,357
Education Management LLC, Term
Loan C3, 8.25%, 3/29/18		1,395	1,365,705
Laureate Education, Inc., Extended
Term Loan, 5.25%, 8/15/18		3,565	3,415,335
ServiceMaster Co.:
Delayed Draw Term Loan,
2.74%, 7/24/14		128	124,505
Term Loan, 2.74% - 2.99%,
7/24/14		1,285	1,250,300
			10,396,202
Diversified Financial Services — 0.5%
Reynolds Group Holdings, Inc.,
Tranche C Term Loan, 6.50%,
8/09/18		2,845	2,852,600
Diversified Telecommunication Services — 1.4%
Hawaiian Telcom Communications,
Inc., Term Loan B, 7.00%,
2/28/17		1,755	1,730,869
Level 3 Financing, Inc.:
Term Loan B2, 5.75%,
9/03/18		2,400	2,377,296
Term Loan B3, 5.75%,
8/31/18		2,800	2,773,512
Tranche A Term Loan, 2.49% -
2.72%, 3/13/14		1,150	1,118,858

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (c)
Diversified Telecommunication Services (concluded)
U.S. Telepacific Corp., Term Loan
B, 5.75%, 2/23/17	USD	498	$468,505
			8,469,040
Electric Utilities — 0.0%
TPF Generation Holdings LLC,
Synthetic Letter of Credit Deposit
(First Lien), 2.47%, 12/13/13		47	46,897
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies Finance Co.
LLC, Term Loan, 4.00%,
5/11/18		1,177	1,157,984
Energy Equipment & Services — 1.7%
Dynegy Midwest Generation LLC,
Coal Co. Term Loan, 9.25%,
8/04/16		2,320	2,365,308
Dynegy Power LLC, Gas Co. Term
Loan, 9.25%, 8/04/16		4,247	4,375,843
MEG Energy Corp., Term Loan B,
4.00%, 3/16/18		1,990	1,966,200
Tervita Corp. (FKA CCS Corp.),
Term Loan B, 3.24%, 11/14/14		1,835	1,759,738
			10,467,089
Food & Staples Retailing — 0.1%
US Foods, Inc. (FKA US
Foodservice, Inc.), Term Loan B,
2.74%, 7/03/14		346	333,717
Food Products — 0.9%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%,
9/30/16		2,032	2,034,236
Term Loan (Second Lien),
11.25%, 9/29/17		1,300	1,306,903
Del Monte Corp., Term Loan,
4.50%, 3/08/18		951	926,417
Pinnacle Foods Finance LLC, Term
Loan E, 4.75%, 10/17/18		1,132	1,122,914
Solvest Ltd. (Dole):
Tranche B-2 Term Loan,
5.00% - 6.00%, 7/06/18		97	96,617
Tranche C-2 Term Loan, 5.00%
- 6.00%, 7/06/18		174	172,894
			5,659,981
Health Care Equipment & Supplies — 0.9%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19		2,055	2,017,928
DJO Finance LLC, Term Loan B3,
6.25%, 9/15/17		2,170	2,143,786
Hupah Finance Inc., Term Loan B,
6.25%, 1/21/19		1,000	1,003,130
Immucor, Inc., Term Loan B,
7.25%, 8/17/18		648	646,412
			5,811,256

		Par (000)	Value
Floating Rate Loan Interests (c)
Health Care Providers & Services — 2.0%
Ardent Health Services, Term Loan
(First Lien), 6.50%, 9/15/15	USD	1	$1,272
ConvaTec, Inc., Term Loan, 5.75%,
12/22/16		1,258	1,248,651
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		1,975	1,962,222
Emergency Medical Services, Term
Loan, 5.25% - 6.00%, 5/25/18		632	623,257
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		533	521,879
Tranche A Additional Term
Loan, 7.75%, 3/02/15		3,210	3,145,572
inVentiv Health, Inc.:
Combined Term Loan, 6.50%,
8/04/16		569	532,703
Incremental Term Loan B-3,
6.75%, 5/15/18		433	410,334
Medpace, Inc., Term Loan, 6.50% -
7.25%, 6/16/17		2,829	2,715,480
Wolverine Healthcare, Term Loan
B, 1.00%, 5/12/17		1,190	1,170,663
			12,332,033
Health Care Technology — 0.2%
IMS Health, Inc., Term Loan B,
4.50%, 8/25/17		903	895,095
Kinetic Concepts, Inc., Term Loan
B, 7.00%, 5/04/18		618	621,932
			1,517,027
Hotels, Restaurants & Leisure — 2.9%
Alpha D2 Ltd.:
Term Loan B, 5.75%, 4/28/17		980	977,344
Term Loan B, 1.00%, 6/08/18		610	603,644
Caesars Entertainment Operating Co.,
Inc.:
Extended Term Loan B6,
5.49%, 1/26/18		470	413,675
Incremental Term Loan B4,
9.50%, 10/31/16		1,234	1,241,495
Term Loan B1, 3.24%,
1/28/15		2,104	1,920,119
Term Loan B3, 3.24% - 3.47%,
1/28/15		6,407	5,845,959
Dunkin' Brands, Inc., Term Loan B,
4.00%, 11/23/17		1,610	1,590,188
OSI Restaurant Partners LLC:
Revolver, 2.72%, 6/14/13		43	42,412
Term Loan B, 2.56%, 6/14/14		113	110,823
Sabre, Inc., Non Extended Initial
Term Loan, 2.24%, 9/30/14		675	641,392
SeaWorld Parks & Entertainment,
Inc., Term Loan B, 4.00%,
8/17/17		857	844,407
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 4.25%, 12/20/18		1,155	1,142,630

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (c)
Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
Extended Tranche A Term
Loan, 6.47%, 9/28/12	USD	435	$169,777
Extended Tranche B Term
Loan, 13.97%, 12/01/16		1,378	137,751
Twin River Worldwide Holdings,
Inc., Term Loan, 8.50%,
11/05/15		1,282	1,282,731
Wendy's International, Inc.:
Delayed Draw Term Loan,
0.50%, 5/15/19		593	584,683
Term Loan B, 4.75%, 5/15/19		742	732,682
			18,281,712
Household Durables — 0.0%
Berkline/Benchcraft LLC, Term
Loan B, 14.00%, 11/03/11 (d)(i)		161	40,978
Household Products — 0.1%
Prestige Brands, Inc., Term Loan,
5.25% - 6.25%, 1/31/19		894	893,814
Independent Power Producers & Energy Traders — 0.2%
The AES Corp., Term Loan, 4.25%,
6/01/18		1,485	1,467,002
Industrial Conglomerates — 0.4%
Schrader International, Term Loan
B, 6.25%, 4/26/18		213	213,578
Sequa Corp.:
Incremental Term Loan,
6.25%, 12/03/14		339	338,302
Term Loan, 3.72%, 12/03/14		2,324	2,278,924
			2,830,804
Insurance — 0.2%
Asurion LLC, Term Loan (First
Lien), 5.50%, 5/24/18		1,512	1,486,958
Internet Software & Services — 0.1%
Web.com Group, Inc., Term Loan B,
7.00%, 10/27/17		981	969,799
IT Services — 2.2%
Ceridian Corp., Term Loan, 3.24%,
11/10/14		1,352	1,277,255
First Data Corp.:
Extended Term Loan B, 4.24%,
3/23/18		5,739	5,184,738
Term Loan B-1, 2.99%,
9/24/14		860	812,876
Term Loan B-3, 2.99%,
9/24/14		109	102,640
InfoGroup Inc., Term Loan B,
5.75%, 5/25/18		1,061	944,205
NeuStar, Inc., Term Loan B, 5.00%,
11/08/18		2,045	2,049,837

		Par (000)	Value
Floating Rate Loan Interests (c)
IT Services (concluded)
TransUnion LLC, Term Loan B,
5.50%, 2/12/18	USD	3,139	$3,152,631
			13,524,182
Leisure Equipment & Products — 0.3%
Eastman Kodak Co., DIP Term
Loan B, 8.50%, 7/19/13		1,461	1,460,195
Freedom Group, Inc., Term Loan,
5.50%, 4/12/19		405	403,481
			1,863,676
Machinery — 1.3%
Harbor Freight Tools USA, Inc.,
Term Loan B, 5.50%, 11/10/17		730	723,065
Rexnord Corp., Term Loan B,
5.00%, 4/02/18		948	941,939
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	308	376,631
Term Loan B, 5.50%, 4/28/17	USD	995	994,383
Tomkins LLC, Term Loan B, 4.25%,
9/29/16		2,152	2,140,494
Wabash National Corp., Term Loan
B, 6.00%, 5/02/19		2,765	2,737,350
			7,913,862
Media — 6.7%
Affinion Group, Inc., Term Loan B,
5.00%, 7/16/15		520	480,707
AMC Networks, Inc., Term Loan B,
4.00%, 12/31/18		2,184	2,163,041
Capsugel Healthcare Ltd., Term
Loan, 5.25%, 8/01/18		680	679,851
Cengage Learning Acquisitions,
Inc., Tranche 1 Incremental
Term Loan, 7.50%, 7/03/14		2,031	1,943,355
Charter Communications Operating LLC:
Term Loan C, 3.72%, 9/06/16		2,354	2,318,094
Term Loan D, 4.00%, 5/15/19		917	903,535
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		3,303	2,568,674
Term Loan C, 3.89%, 1/28/16		783	604,600
Cumulus Media, Inc., Term Loan,
5.75%, 9/17/18		1,495	1,483,792
EMI Music Publishing Ltd., Term
Loan B, 1.00%, 11/14/17		990	983,813
HMH Publishing Co. Ltd., Term
Loan, 0.00%, 6/12/14 (d)(i)		3,173	1,759,296
Hubbard Broadcasting, Term Loan
B (Second Lien), 5.25%,
4/28/17		836	828,496
Intelsat Jackson Holdings SA,
Tranche B Term Loan, 5.25%,
4/02/18		5,445	5,396,213
Interactive Data Corp., Term Loan
B, 4.50%, 2/12/18		2,376	2,334,420
Kabel Deutschland GmbH, Term
Loan F, 4.25%, 2/01/19		3,195	3,141,100

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (c)
Media (concluded)
Lavena Holding 4 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.68%, 3/06/15	EUR	304	$319,787
Term Loan (Second Lien),
5.18%, 9/02/16		904	834,522
Term Loan C, 4.06%, 3/04/16		304	321,666
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13	USD	4,505	4,592,307
Sinclair Television Group, Inc.,
Tranche B Term Loan, 4.00%,
10/28/16		1,223	1,212,283
Univision Communications, Inc.,
Extended Term Loan, 4.49%,
3/31/17		3,915	3,587,434
UPC Broadband Holding B.V., Term
Loan U, 4.40%, 12/29/17	EUR	97	116,743
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	1,045	1,028,803
Term Loan T, 3.74%,
12/30/16		355	350,119
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18		622	617,519
Weather Channel, Term Loan B,
4.25%, 2/13/17		1,097	1,088,907
			41,659,077
Metals & Mining — 1.1%
Constellium Holding Co. BV, Term
Loan B, 9.25%, 5/22/18		620	604,500
Novelis, Inc.:
Incremental Term Loan B2,
4.00%, 3/10/17		2,479	2,426,757
Term Loan, 4.00%, 3/10/17		3,308	3,235,082
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		352	338,295
			6,604,634
Multiline Retail — 0.7%
99 Cents Only Stores, Term Loan
B, 5.25%, 1/11/19		913	906,195
Hema Holding BV:
Term Loan (Second Lien),
5.40%, 1/05/17	EUR	2,600	2,885,374
Term Loan B, 2.40%, 7/06/15		338	393,830
Term Loan C, 3.15%, 7/05/16		338	391,738
			4,577,137
Oil, Gas & Consumable Fuels — 1.6%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17	USD	4,610	4,524,715
EP Energy LLC, Term Loan B,
6.50%, 4/24/18		1,180	1,180,744
Gibson Energy, Term Loan B,
4.75%, 6/15/18		1,489	1,479,445

		Par (000)	Value
Floating Rate Loan Interests (c)
Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15	USD	2,618	$2,618,205
			9,803,109
Paper & Forest Products — 0.3%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13 (d)(i)		1,450	1,461,484
Verso Paper Finance Holdings LLC,
Term Loan, 6.72% - 7.47%,
2/01/13 (h)		722	361,247
			1,822,731
Pharmaceuticals — 0.8%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		1,481	1,432,369
Pharmaceutical Product
Development, Inc., Term Loan B,
6.25%, 12/05/18		1,732	1,732,224
RPI Finance Trust, Incremental
Tranche 2 Term Loan, 4.00%,
11/09/18		465	460,931
Warner Chilcott Corp.:
Term Loan B-1, 4.25%,
3/15/18		905	898,210
Term Loan B-2, 4.25%,
3/15/18		453	449,105
			4,972,839
Professional Services — 0.2%
Emdeon, Inc., Term Loan B, 6.75%,
11/02/18		933	931,106
ON Assignment, Inc., Term Loan B,
5.00%, 5/15/19		640	632,800
			1,563,906
Real Estate Investment Trusts (REITs) — 0.9%
iStar Financial, Inc.:
Term Loan A1, 5.00%,
6/28/13		5,274	5,250,782
Term Loan A2, 7.00%,
6/30/14		210	209,475
			5,460,257
Real Estate Management & Development — 0.8%
Realogy Corp.:
Extended Letter of Credit,
4.49%, 10/10/16		123	112,361
Extended Term Loan, 4.49%,
10/10/16		4,773	4,350,691
Stockbridge SBE Holdings LLC,
Term Loan B, 13.00%, 5/02/17		425	418,625
			4,881,677
Road & Rail — 0.5%
RailAmerica, Inc., Term Loan B,
4.00%, 3/01/19		2,230	2,219,787

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (c)
Road & Rail (concluded)
Road Infrastructure Investment
LLC, Term Loan B, 6.25%,
3/30/18	USD	645	$635,325
			2,855,112
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor, Inc.,
Extended Term Loan B, 4.49%,
12/01/16		1,517	1,421,670
NXP BV, Term Loan A-2, 5.50%,
3/03/17		402	395,400
			1,817,070
Software — 0.8%
Bankruptcy Management
Solutions, Inc., Term Loan (First
Lien), 7.50%, 8/20/14		719	208,644
Lawson Software, Inc., Term Loan
B, 6.25%, 4/05/18		2,115	2,110,854
Magic Newco LLC, Term Loan
(Second Lien), 1.00%, 12/06/19		565	545,694
Sophia, LP, Term Loan B, 6.25%,
7/19/18		920	921,647
SS&C Technologies:
Term Loan B-1, 1.00%,
5/11/19		1,378	1,372,334
Term Loan B-2, 1.00%,
5/13/19		143	141,966
			5,301,139
Specialty Retail — 1.8%
Academy Ltd., Term Loan, 6.00%,
8/03/18		1,796	1,795,500
Bass Pro Group LLC, Term Loan,
5.25%, 6/13/17		785	782,386
Burlington Coat Factory
Warehouse Corp., Term Loan B,
5.50%, 2/28/17		436	431,839
Claire's Stores, Inc., Term Loan B,
2.99% - 3.22%, 5/29/14		1,024	952,218
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		1,875	1,852,575
Michaels Stores, Inc., Extended
Term Loan B3, 5.00%, 7/29/16		1,870	1,860,694
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		1,213	1,196,073
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		736	719,179
Term Loan B3, 5.25%,
5/25/18		965	914,337
The Yankee Candle Co., Inc., New
Term Loan B, 5.25%, 4/02/19		665	659,846
			11,164,647

		Par (000)	Value
Floating Rate Loan Interests (c)
Textiles, Apparel & Luxury Goods — 0.2%
Ascend Performance Materials
LLC, Term Loan B, 6.75%,
4/10/18	USD	1,275	$1,238,879
Wireless Telecommunication Services — 1.7%
Crown Castle International Corp.,
Term Loan B, 4.00%, 1/31/19		1,017	1,002,188
MetroPCS Wireless, Inc., Term
Loan B-3, 4.00%, 3/16/18		1,035	1,005,649
Vodafone Americas Finance 2, Inc.,
Term Loan, 6.88%, 8/11/15 (h)		8,583	8,712,088
			10,719,925
Total Floating Rate Loan Interests – 47.2%			294,725,445

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.6%
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 3A21,
5.63%, 3/25/37 (c)		1,756	1,672,140
Citicorp Mortgage Securities, Inc.,
Series 2006-2, Class 1A7,
5.75%, 4/25/36		638	637,944
Countrywide Alternative Loan
Trust, Series 2005-54CB, Class
3A4, 5.50%, 11/25/35		7,141	5,700,525
Countrywide Home Loan Mortgage Pass-
Through Trust:
Series 2005-17, Class 1A6,
5.50%, 9/25/35		2,436	2,304,475
Series 2006-17, Class A2,
6.00%, 12/25/36		4,762	3,930,126
Series 2007-16, Class A1,
6.50%, 10/25/37		2,487	2,179,050
Series 2007-HY5, Class 3A1,
5.79%, 9/25/37 (c)		3,003	2,369,179
GSR Mortgage Loan Trust, Series
2005-AR5, Class 2A3, 2.80%,
10/25/35 (c)		2,473	1,862,342
Morgan Stanley Reremic Trust,
Series 2010-R4, Class 4A,
0.47%, 2/26/37 (a)(c)		2,279	2,146,076
			22,801,857
Commercial Mortgage-Backed Securities — 9.7%
Banc of America Commercial Mortgage,
Inc. (c):
Series 2007-3, Class A2,
5.80%, 6/10/49		966	966,794
Series 2007-4, Class A4,
5.92%, 2/10/51		2,150	2,441,076
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A2B,
5.21%, 12/11/49		335	337,933

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital
Certificates:
Series 2006-C5, Class AM,
5.34%, 12/15/39	USD	1,850	$1,788,874
Series 2007-C2, Class A2,
5.45%, 1/15/49 (c)		667	672,930
Series 2007-C3, Class A2,
5.68%, 6/15/39 (c)		828	827,033
Series 2007-C4, Class A3,
5.77%, 9/15/39 (c)		2,815	2,930,409
Series 2007-C5, Class AAB,
5.62%, 9/15/40 (c)		2,085	2,226,461
Extended Stay America Trust,
Series 2010-ESHA, Class C,
4.86%, 11/05/27 (a)		2,320	2,340,541
First Union Commercial Mortgage
Securities, Inc., Series 1997-C2,
Class G, 7.50%, 11/18/29 (c)		3,310	3,468,142
Greenwich Capital Commercial Funding
Corp.:
Series 2006-GG7, Class AM,
6.07%, 7/10/38 (c)		1,610	1,649,960
Series 2007-GG9, Class A4,
5.44%, 3/10/39		2,110	2,301,166
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class AM,
5.62%, 4/10/38 (c)		3,680	3,691,335
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2004-LN2, Class A2,
5.12%, 7/15/41		2,315	2,447,309
Series 2007-CB18, Class A4,
5.44%, 6/12/47		2,110	2,341,693
Series 2007-CB19, Class A4,
5.92%, 2/12/49 (c)		2,140	2,403,072
LB-UBS Commercial Mortgage
Trust, Series 2007-C6, Class A4,
5.86%, 7/15/40 (c)		3,395	3,847,774
Morgan Stanley Capital I (c):
Series 2007-IQ15, Class A2,
6.04%, 6/11/49		2,007	2,005,511
Series 2012-C4, Class XA,
2.71%, 3/15/45 (a)		15,625	2,399,004
Titan Europe Plc, Series 2006-
4FSX, Class A1, 9.14%, 9/03/14 (c)	GBP	1,781	2,743,856
Wachovia Bank Commercial Mortgage
Trust (c):
Series 2007-C33, Class A2,
5.85%, 2/15/51	USD	14,207	14,187,763

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage
Trust (c) (concluded):
Series 2007-C33, Class A4,
5.90%, 2/15/51	USD	2,030	$2,256,546
			60,275,182
Total Non-Agency Mortgage-Backed Securities –
13.3%			83,077,039

		Beneficial Interest (000)
Other Interests (k)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	7,500
Diversified Financial Services — 0.2%
JG Wentworth LLC Preferred Equity
Interests (d)		1	1,420,709
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	—
Total Other Interests – 0.2%			1,428,209

		Shares
Preferred Securities
Preferred Stocks — 0.1%
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)(g)		6,000	687,000

Trust Preferreds — 0.3%
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40		89,360	2,048,131
Total Preferred Securities – 0.4%			2,735,131

		Par (000)
Taxable Municipal Bonds
State of California, GO:
5.25%, 4/01/14	USD	1,075	1,151,863
5.10%, 8/01/14		2,225	2,305,945

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

		Par (000)	Value
Taxable Municipal Bonds
State of California, GO, Various Purpose
3, Mandatory Put Bonds, 5.65%,
4/01/39 (c)	USD	455	$473,482
State of Illinois, GO, 3.32%, 1/01/13		5,075	5,152,597
Total Taxable Municipal Bonds – 1.5%			9,083,887

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.6%
Freddie Mac Mortgage-Backed
Securities, Series 3986, Class
M, 4.50%, 9/15/41		3,331	3,634,837
Interest Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed
Securities, Series 2010-126,
Class UI, 5.50%, 10/25/40		12,610	2,007,113
FREMF Mortgage Trust, Series
2012-K707, Class X1, 1.56%,
12/25/18 (c)		43,358	3,698,038
			5,705,151
Mortgage-Backed Securities — 7.4%
Fannie Mae Mortgage-Backed Securities (b):
5.00%, 7/01/20 - 8/01/23		13,526	14,651,293
3.50%, 8/01/26		12,234	13,060,495
Freddie Mac Mortgage-Backed
Securities, 4.50%, 4/01/25 (b)		17,029	18,483,051
			46,194,839
Total US Government Sponsored Agency Securities –
8.9%			55,534,827

US Treasury Obligations - 0.3%
US Treasury Note, 0.38%,
4/15/15 (b)		1,745	1,746,227

		Shares
Warrants (l)
Media — 0.1%
Cumulus Media, Inc.
(Issued/Exercisable 9/16/11,
0.01 Share for 1 Warrant,
Expires 6/03/30, Strike Price
$2.88)		51,701	303,930

	Shares	Value
Warrants (l)
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (Expires 9/29/17)	435	—
HMH Holdings/EduMedia
(Issued/Exercisable 3/09/10,
19 Shares for 1 warrant, Expires
3/9/17, strike price 12.26)	209,988	$2
		2
Total Warrants – 0.1%		303,932
Total Long-Term Investments
(Cost – $897,978,257) – 141.8%		884,552,424

Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (m)(n)	1,447,264	1,447,264
Total Short-Term Securities
(Cost – $1,447,264) – 0.2%		1,447,264

	Contracts
Options Purchased
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/14/19, Broker Goldman Sachs
Bank USA	46	—
Total Options Purchased
(Cost – $44,978) – 0.0%		—
Total Investments (Cost - $899,470,499*) – 142.0%		885,999,688
Liabilities in Excess of Other Assets – (42.0)%		(261,989,111)
Net Assets – 100.0%		$624,010,577

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$897,005,669
Gross unrealized appreciation	$22,003,951
Gross unrealized depreciation	(33,009,932)
Net unrealized depreciation	$(11,005,981)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Convertible security.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$ 701,950	$ 6,950
JPMorgan Securities, Inc.	$ 531,900	$(4,563)

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	5,229,778	(3,782,514)	1,447,264	$ 3,122

(n)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
USD	US Dollar

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank AG	(0.75)%	1/30/12	Open	$1,730,818	$2,320,650
Barclays Capital, Inc.	(1.25)%	2/02/12	Open	428,422	430,200
UBS Securities, LLC	(1.25)%	3/07/12	Open	1,239,643	1,243,313
Credit Suisse Securities
(USA) LLC	0.38%	3/20/12	Open	5,989,548	5,985,000
Credit Suisse Securities
(USA) LLC	0.65%	3/20/12	Open	1,825,708	1,823,338
UBS Securities, LLC	0.40%	3/20/12	Open	807,245	806,600
UBS Securities, LLC	0.45%	3/20/12	Open	722,525	721,875
UBS Securities, LLC	0.54%	3/20/12	Open	751,473	750,662
UBS Securities, LLC	0.55%	3/20/12	Open	3,704,696	3,700,625
UBS Securities, LLC	0.65%	3/20/12	Open	6,748,550	6,739,788
Deutsche Bank AG	0.00%	3/21/12	Open	1,240,800	1,240,800
UBS Securities, LLC	0.20%	3/21/12	Open	1,636,707	1,636,061
Barclays Capital, Inc.	0.35%	3/22/12	Open	2,985,530	2,983,500
UBS Securities, LLC	(0.25)%	3/26/12	Open	869,601	870,000
UBS Securities, LLC	0.60%	3/26/12	Open	3,614,046	3,610,075

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows (continued):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.55%	3/28/12	Open	$3,229,280	$3,226,125
Barclays Capital, Inc.	0.60%	3/30/12	Open	2,251,624	2,249,300
Citigroup Global Markets,
Inc.	(0.50)%	3/30/12	Open	785,379	786,056
Credit Suisse Securities
(USA) LLC	0.60%	3/30/12	Open	1,331,487	1,330,112
UBS Securities, LLC	0.65%	4/02/12	Open	1,686,795	1,685,000
Barclays Capital, Inc.	0.40%	4/03/12	Open	6,121,462	6,117,520
Barclays Capital, Inc.	0.60%	4/03/12	Open	4,721,369	4,716,809
Credit Suisse Securities
(USA) LLC	0.38%	4/03/12	Open	3,739,200	3,736,912
Credit Suisse Securities
(USA) LLC	0.65%	4/03/12	Open	8,589,530	8,580,544
Barclays Capital, Inc.	0.60%	4/04/12	Open	1,438,226	1,436,862
UBS Securities, LLC	0.60%	4/05/12	Open	4,786,148	4,781,685
Barclays Capital, Inc.	0.35%	4/09/12	Open	3,571,459	3,569,655
Credit Suisse Securities
(USA) LLC	0.65%	4/09/12	Open	824,210	823,437
UBS Securities, LLC	0.35%	4/12/12	Open	3,543,050	3,541,363
Barclays Capital, Inc.	(0.50)%	4/13/12	Open	921,954	922,569
UBS Securities, LLC	0.10%	4/16/12	Open	443,755	443,700
UBS Securities, LLC	0.60%	4/16/12	Open	2,071,553	2,070,000
UBS Securities, LLC	0.25%	4/17/12	Open	1,031,378	1,031,062
Barclays Capital, Inc.	0.40%	4/18/12	Open	14,984,048	14,976,893
BNP Paribas Securities
Corp.	0.37%	4/18/12	Open	804,856	804,500
Credit Suisse Securities
(USA) LLC	0.35%	4/18/12	Open	2,145,522	2,144,625
Credit Suisse Securities
(USA) LLC	0.65%	4/18/12	Open	3,087,455	3,085,060
Credit Suisse Securities
(USA) LLC	0.70%	4/18/12	Open	615,139	614,625
UBS Securities, LLC	0.60%	4/19/12	Open	2,638,546	2,636,700
Barclays Capital, Inc.	0.60%	4/23/12	Open	1,081,773	1,081,088
UBS Securities, LLC	0.65%	4/23/12	Open	1,068,583	1,067,850
Barclays Capital, Inc.	0.60%	4/24/12	Open	2,215,816	2,214,450
UBS Securities, LLC	0.54%	4/24/12	Open	249,478	249,340
Barclays Capital, Inc.	0.60%	4/30/12	Open	5,400,220	5,397,431
Deutsche Bank AG	0.50%	4/30/12	Open	1,417,230	1,416,620
UBS Securities, LLC	0.55%	4/30/12	Open	1,557,387	1,556,650
Barclays Capital, Inc.	0.60%	5/02/12	Open	346,390	346,222
Barclays Capital, Inc.	0.65%	5/02/12	Open	8,214,085	8,209,785
Barclays Capital, Inc.	0.00%	5/03/12	Open	340,706	340,706
Barclays Capital, Inc.	0.60%	5/03/12	Open	673,349	673,035
UBS Securities, LLC	0.34%	5/03/12	Open	3,199,615	3,198,769
Barclays Capital, Inc.	0.40%	5/07/12	Open	2,403,785	2,403,144
Barclays Capital, Inc.	0.60%	5/07/12	Open	426,084	425,914
Barclays Capital, Inc.	0.65%	5/07/12	Open	15,551,569	15,544,833
Credit Suisse Securities
(USA) LLC	0.35%	5/07/12	Open	5,683,370	5,682,044
Credit Suisse Securities
(USA) LLC	0.38%	5/07/12	Open	1,196,959	1,196,656
Credit Suisse Securities
(USA) LLC	0.65%	5/07/12	Open	4,948,818	4,946,675
UBS Securities, LLC	0.00%	5/07/12	Open	503,750	503,750
UBS Securities, LLC	0.40%	5/07/12	Open	1,175,826	1,175,513
Barclays Capital, Inc.	(0.25)%	5/08/12	Open	1,409,111	1,409,337

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows (concluded):
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.55%	5/08/12	Open	$1,036,355	$1,036,007
Barclays Capital, Inc.	0.60%	5/08/12	Open	1,915,357	1,914,624
Credit Suisse Securities
(USA) LLC	(0.25)%	5/08/12	Open	7,789,081	7,790,325
Credit Suisse Securities
(USA) LLC	0.35%	5/08/12	Open	3,400,390	3,399,630
Credit Suisse Securities
(USA) LLC	0.38%	5/08/12	Open	1,277,560	1,277,250
Credit Suisse Securities
(USA) LLC	0.65%	5/08/12	Open	5,695,376	5,693,012
Credit Suisse Securities
(USA) LLC	0.65%	5/10/12	Open	1,154,992	1,154,554
UBS Securities, LLC	0.00%	5/10/12	Open	459,375	459,375
UBS Securities, LLC	0.55%	5/10/12	Open	2,980,421	2,979,465
Credit Suisse Securities
(USA) LLC	0.35%	5/11/12	Open	3,119,706	3,119,100
Credit Suisse Securities
(USA) LLC	0.35%	5/14/12	Open	1,034,971	1,034,800
UBS Securities, LLC	0.65%	5/14/12	Open	789,316	789,074
Deutsche Bank AG	(1.50)%	5/16/12	Open	262,136	262,300
Deutsche Bank AG	(2.00)%	5/16/12	Open	709,159	709,750
Credit Suisse Securities
(USA) LLC	0.32%	5/17/12	6/18/12	45,082,149	45,069,330
Barclays Capital, Inc.	0.55%	5/18/12	Open	1,768,496	1,768,145
Credit Suisse Securities
(USA) LLC	0.35%	5/18/12	Open	425,879	425,825
Credit Suisse Securities
(USA) LLC	0.65%	5/18/12	Open	735,860	735,687
Barclays Capital, Inc.	0.60%	5/23/12	Open	2,148,199	2,147,912
Credit Suisse Securities
(USA) LLC	0.60%	5/23/12	Open	386,802	386,750
Deutsche Bank AG	0.25%	5/23/12	Open	5,880,777	5,880,450
Deutsche Bank AG	0.60%	5/23/12	Open	701,681	701,587
Deutsche Bank AG	0.23%	5/31/12	Open	1,747,192	1,747,181
Deutsche Bank AG	(0.75)%	5/31/12	Open	1,004,454	1,004,475
Total				$260,228,325	$260,700,021

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts purchased as of May 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
120	5 Year US Treasury Note	Chicago Board of Trade	September 2012	$14,902,500	$6,731
8	90-Day Euro-Dollar	Chicago Mercantile	June 2012	$1,990,500	10,178
8	90-Day Euro-Dollar	Chicago Mercantile	September 2012	$1,988,900	14,978
6	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$1,489,800	29,233
8	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$1,987,400	24,678
6	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$1,490,175	25,934
6	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$1,490,325	22,409
6	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$1,489,500	32,233
Total					$166,374

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	Financial futures contracts sold as of May 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
15	Euro-Bund	Eurex	June 2012	EUR	2,190,450	$(138,034)
60	S&P 500 E-Mini Index Future	Chicago Mercantile	June 2012		$3,927,600	147,774
Total						$9,740

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:
Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	29,000	USD	45,326	Royal Bank of Scotland Plc	6/01/12	$(631)
CAD	3,800,000	USD	3,700,551	UBS AG	7/18/12	(25,116)
GBP	4,370,000	USD	7,068,453	Citibank NA	7/18/12	(334,820)
GBP	1,077,000	USD	1,729,871	UBS AG	7/18/12	(70,346)
USD	3,922,416	CAD	3,989,000	Citibank NA	7/18/12	64,176
USD	3,689,591	CAD	3,633,000	UBS AG	7/18/12	175,681
USD	33,178,764	GBP	20,791,500	Goldman Sachs & Co., Inc.	7/18/12	1,141,615
USD	45,313	GBP	29,000	Royal Bank of Scotland Plc	7/18/12	628
EUR	1,405,000	USD	1,761,575	Citibank NA	7/25/12	(23,760)
EUR	1,699,000	USD	2,172,124	UBS AG	7/25/12	(70,666)
USD	25,893,120	EUR	19,616,000	Citibank NA	7/25/12	1,630,497
USD	460,255	EUR	356,000	UBS AG	7/25/12	19,926
Total						$2,507,184

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Commonwealth Bank of
Australia	1.00%	Deutsche Bank AG	6/20/17	$ 1,643	$7,809
Commonwealth Bank of
Australia	1.00%	Deutsche Bank AG	6/20/17	$ 1,643	2,668
National Australia Bank Ltd	1.00%	Deutsche Bank AG	6/20/17	$ 1,643	9,295
National Australia Bank Ltd	1.00%	Deutsche Bank AG	6/20/17	$ 1,643	4,154
Total					$23,926

•	Credit default swaps on traded indexes - buy protection outstanding as of May 31, 2012 were as follows:
	Pay			Notional
	Fixed		Expiration	Amount	Unrealized
Index	Rate	Counterparty	Date	(000)	Appreciation
Dow Jones CDX
North America
Investment Grade
Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	$7,700	$52,782
Dow Jones CDX
North America
High Yield
Index Series 18	5.00%	Bank of America NA	6/20/17	$6,500	162,016
Total					$214,798

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

• Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley & Co., Inc.	6/20/16	BBB+	$ 7,700	$ 60,024

[1]	Using the S&P’s rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.
•	Interest rate swaps outstanding as of May 31, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.10%[3]	3-month LIBOR	Deutsche Bank AG	5/14/17	$ 14,500	$ (71,120)

[3]	Pays fixed interest rate and receives floating rate.
•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed
Securities	—	$29,740,356	$9,127,460	$38,867,816
Common Stocks	—	8,390,714	2,550,940	10,941,654
Corporate Bonds	—	386,106,530	1,727	386,108,257
Floating Rate
Loan Interests	—	270,006,704	24,718,741	294,725,445
Non-Agency
Mortgage-Backed
Securities	—	83,077,039	—	83,077,039
Other Interests	—	—	1,428,209	1,428,209
Preferred
Securities	$2,048,131	687,000	—	2,735,131
Taxable Municipal
Bonds	—	9,083,887	—	9,083,887
US Government
Sponsored
Agency Securities	—	55,534,827	—	55,534,827
US Treasury
Obligations	—	1,746,227	—	1,746,227
Warrants	—	303,930	2	303,932
Short-Term
Securities	1,447,264	—	—	1,447,264
Liabilities:
Unfunded loan
commitments	—	(209,483)	—	(209,483)
Total	$3,495,395	$844,467,731	$37,827,079	$885,790,205

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign
currency
exchange
contracts	—	$3,032,523	—	$3,032,523
Interest rate
contracts	$314,148	—	—	314,148
Credit
contracts	—	298,748	—	298,748
Liabilities:
Foreign
currency
exchange
contracts	—	(525,339)	—	(525,339)
Interest rate
contracts	(138,034)	(71,120)	—	(209,154)
Total	$176,114	$2,734,812	—	$2,910,926

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	20

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,000	—	—	$6,000
Foreign
currency	87,501	—	—	87,501
Cash pledged
as collateral
for reverse
repurchase
agreements	1,003,000	—	—	1,003,000
Cash pledged
as collateral
for financial
futures
contracts	445,500	—	—	445,500
Liabilities:
Cash held as
collateral for
swaps	(600,000)	—	—	(600,000)
Reverse
Repurchase
Agreements	—	$(260,700,021)	—	(260,700,021)
Total	$942,001	$(260,700,021)		$(259,758,020)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

Certain of the Trust's investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of
August 31, 2011	$11,549,300	$3,358,522	$186,065	$38,869,232	$2,829,283	$1,441,471	$384,565	$292,017	$58,910,455
Transfers into Level 3[1]	—	65,436	—	1,144,030	—	—	—	—	1,209,466
Transfers out of Level 3[1]	(953,319)	—	—	(14,585,486)	(2,829,283)	—	—	(292,010)	(18,660,098)
Accrued discounts/premiums	(194,003)	—	705	80,073	—	—	—	—	(113,225)
Net realized gain (loss)	(281,116)	—	66,012	(725,370)	—	1,455	452,430	—	(486,589)
Net change in unrealized
appreciation/depreciation[2]	652,493	(1,202,220)	(57,055)	635,106	—	(23,094)	(384,565)	(5)	(379,340)
Purchases	2,336,778	329,202	—	3,465,286	—	9,832	—	—	6,141,098
Sales	(3,982,673)	—	(194,000)	(4,164,130)	—	(1,455)	(452,430)	—	(8,794,688)
Closing balance, as of
May 31, 2012	$9,127,460	$2,550,940	$1,727	$24,718,741	—	$1,428,209	—	$2	$37,827,079

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value. As of August 31, 2011, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2012, the Trust used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $18,660,098 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(911,353).
BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	21

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit contracts
Liabilities:
Opening balance, as of
August 31, 2011	$(3,846)
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	22,370
Net realized gain (loss)	—
Net change in unrealized
appreciation/depreciation[3]	(3,846)
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	(22,370)
Closing balance, as of
May 31, 2012	—

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $0.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2012	22

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: July 25, 2012